SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)	2 Months Ended		3 Months Ended						8 Months Ended	9 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in trust account											$ 174,810
Less: interest available to be withdrawn for payment of taxes											(146,895)
Net income attributable to Class A common stock subject to possible redemption											$ 27,915
Denominator: Weighted Average Class A common stock subject to possible redemption
Weighted average shares outstanding, Common stock subject to possible redemption											24,524,620
Basic and diluted net income per share, Common stock subject to possible redemption											$ 0.00
Numerator: Net Loss minus Net Earnings
Net loss	$ (1,000)	$ (1,000)	$ (14,255,408)	$ (4,088,974)	$ 14,686,984	$ (15,180,169)	$ (113,691)	$ 0	$ (114,691)	$ (3,657,398)	$ (15,294,860)
Net income allocable to Class A common stock subject to possible redemption											(27,915)
Non-Redeemable Net Loss											$ (15,322,775)
Denominator: Weighted Average Non-redeemable common Stock
Basic and diluted net income per share, Class B common stock											$ (1.85)